Electric plant, construction and related agreements - Project Budget and Actual Costs (Details) - Vogtle Units No. 3 & No. 4 $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
Actual Costs at December 31, 2022
Proceeds from guarantee agreement	$ 1,100
Capital costs	2,100
Cost sharing benefits	99
Jointly Owned Nuclear Power Plant
Project Budget (Tender)
Construction Costs	6,554
Freeze Capital Credit	(528)
Financing Costs	2,025
Subtotal	8,051
Deferred Training Costs	47
Total Project Costs Before Contingency	8,098
Oglethorpe Contingency	2
Totals	8,100
Actual Costs at December 31, 2022
Construction Costs	6,147
Financing Costs	1,770
Subtotal	7,917
Deferred Training Costs	46
Total Project Costs Before Contingency	7,963
Totals	$ 7,963